Note 16 - Interest Rate Risk Position - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] $ in Thousands	Jan. 31, 2026 CAD ($) mo	Oct. 31, 2025 CAD ($) mo
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ 2,229	$ 2,582
Duration difference between assets and liabilities (months) (Month) | mo	(2)	(0.9)
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ (2,468)	$ (2,824)